Offerings - Offering: 1	Aug. 27, 2026 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the Compass Minerals International, Inc. 2020 Incentive Award Plan
Amount Registered | share	1,700,000
Proposed Maximum Offering Price per Unit	25.42
Maximum Aggregate Offering Price	$ 43,214,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,967.86
Offering Note
(1)Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share (“Common Stock”), of Compass Minerals International, Inc. (the “Company”) that become issuable under the Company’s 2020 Incentive Award Plan (as amended to date, the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.
(2)The number of shares registered represents 1,700,000 additional shares of Common Stock that became available for issuance as a result of the third amendment to the 2020 Plan, which was approved by the Company’s stockholders at the Company’s annual meeting of stockholders held on March 6, 2025.
(3)The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share for shares available for future grant is the average of the high and low prices for the registrant’s Common Stock as reported on The New York Stock Exchange on August 24, 2026, which was $25.42.